Concentrations of Geographic and Credit Risk (Tables)	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk
On-balance Sheet Loans and Off-balance Sheet Credit Instruments Exposure

	2009			2010
	Total credit exposure	On-balance sheet	Off-balance sheet	Total credit exposure	On-balance sheet	Off-balance sheet
	(In millions of Korean won)
Commercial and industrial loans	88,745,085	74,611,001	14,134,084	89,122,675	74,608,512	14,514,163
Construction loans	11,750,371	8,096,574	3,653,797	9,819,946	6,421,718	3,398,228
Other commercial loans	11,832,021	2,178,037	9,653,984	12,238,236	2,349,976	9,888,260
Mortgage loans	44,221,131	44,221,131	—	41,155,936	41,155,936	—
Home equity loans	30,846,737	26,457,188	4,389,549	30,653,741	29,287,399	1,366,342
Credit card loans	53,153,116	11,368,321	41,784,795	55,626,751	12,394,702	43,232,049
Other consumer loans	35,822,547	26,949,582	8,872,965	37,266,275	27,789,903	9,476,372
Foreign loans	3,463,673	2,343,550	1,120,123	3,174,215	2,487,575	686,640

Total	279,834,681	196,225,384	83,609,297	279,057,775	196,495,721	82,562,054